ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts, Notes, Loans and Financing Receivable

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,	December 31,	December 31,
	2020	2019	2018
	US$	US$	US$

Accounts receivable	1,527,641	1,648,000	—
Less: allowance for doubtful accounts	—	—	—
	1,527,641	1,648,000	—